STOCK OPTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	8,685,095	6,050,623	4,674,628
Number of shares, Granted (in shares)	376,600	2,759,472	1,515,995
Number of shares, Exercised (in shares)	0	0	0
Number of shares, Forfeited (in shares)	(140,000)	(125,000)	(140,000)
Number of shares, Outstanding at end of period (in shares)	8,921,695	8,685,095	6,050,623
Number of shares, Exercisable (in shares)	8,712,445	8,559,895
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 1.65	$ 1.82	$ 1.79
Weighted-average exercise price, Granted (in dollars per share)	0.79	1.26	2.02
Weighted-average exercise price, Exercised (in dollars per share)	0	0	0
Weighted-average exercise price, Forfeited (in dollars per share)	2.17	1.50	2.80
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	1.60	1.65	$ 1.82
Weighted-average exercise price, Exercisable (in dollars per share)	$ 1.62	$ 1.66
Weighted-average remaining contractual term, Outstanding	3 years 3 months 18 days	4 years	4 years
Weighted-average remaining contractual term, Exercisable	3 years 3 months 18 days	4 years
Aggregate intrinsic value, Outstanding (in dollars)	$ 0	$ 46	$ 272
Aggregate intrinsic value, Exercisable (in dollars)	$ 0	$ 46